Derivatives and hedge accounting	12 Months Ended
Dec. 31, 2021
Derivatives and hedge accounting
Derivatives and hedge accounting

Note 14. Derivatives and hedge accounting

Derivatives by categories

	December 31, 2021			December 31, 2020
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,192	9,464	361,160	3,846	11,774	323,664
Currency-related contracts	5,218	3,518	157,362	3,249	11,236	153,838
Equity-related contracts	2	895	9,801	457	620	15,598
Contracts related to commodities, credit risk, etc.	7	852	3,521	11	1,765	7,513
Total derivatives	8,419	14,729	531,844	7,563	25,395	500,613

of which derivatives used for economic hedges,	December 31, 2021			December 31, 2020
accounted for as held-for-trading under IFRS 9	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,936	7,361	149,875	2,357	12,226	132,228
Currency-related contracts	3,819	2,077	126,460	1,423	10,310	132,029
Equity-related contracts	2	895	9,801	457	620	15,598
Contracts related to commodities, credit risk, etc.	7	852	3,521	11	1,765	7,513
Total derivatives	5,764	11,185	289,657	4,248	24,921	287,368

	December 31, 2021			December 31, 2020
of which derivatives in fair-value hedges	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,256	2,104	211,285	1,489	-453	191,435
Currency-related contracts	1,399	1,440	30,902	1,826	927	21,810
Total derivatives	2,655	3,544	242,187	3,315	474	213,245
1	The nominal amount of the instruments directly affected by the IBOR reform amounts to Skr 105,440 million (year-end 2020: Skr 55,094 million).

Maturity analysis of the nominal amounts[1] of hedging instruments

	December 31, 2021
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	57	229	942	12,070	7,340
Hedge of fixed rate liabilities	12,650	12,650	29,739	131,655	5,306
Currency-related contracts
Hedge of fixed rate assets	97	205	1,577	2,976	233
Hedge of fixed rate liabilities	16	1,010	5,917	15,669	2,590

	December 31, 2020
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	4	17	146	7,042	11,089
Hedge of fixed rate liabilities	—	9,809	34,739	126,023	2,607
Currency-related contracts
Hedge of fixed rate assets	41	61	427	3,240	633
Hedge of fixed rate liabilities	—	425	1,920	11,066	4,491
1	Nominal amounts before set-off.

The carrying amount of hedged items in fair value hedge relationships, and the accumulated amount of fair value hedge adjustments included in these carrying amounts

	December 31, 2021		December 31, 2020
Assets		Fair -value hedge		Fair -value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	11,035	278	9,778	598
Loans to credit institutions	1,019	-23	969	4
Loans to the public	14,869	527	13,032	1,044
Total	26,923	782	23,779	1,646

	December 31, 2021		December 31, 2020
Liabilities		Fair -value hedge		Fair -value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	216,242	1,183	195,460	5,454
Total	216,242	1,183	195,460	5,454

For disclosure on hedge ineffectiveness see Note 4 Net results of financial transactions.

It is SEK’s risk management strategy and objective to identify its material foreign currency and interest rate exposures and to manage those exposures with appropriate derivative instruments or non-derivative alternatives. SEK has the intention to, as much as possible, achieve fair value hedge accounting for transactions entered into for economic hedging purposes.

SEK primarily sets interest rate terms based on the various needs and preferences of customers and counterparties. Consequently, assets and liabilities can to some extent have different fixed interest periods, which leads to interest rate risk. Using different derivatives, the original interest rate risk in assets and liabilities are normally transformed from fixed to floating interest terms in currencies with well-functioning markets. EUR, USD and Skr are preferably used. It is SEK’s objective to mitigate the risk of changes in fair value of the underlying hedged item due to changes in benchmark interest rates, i.e., to convert a fixed interest rate in a financial asset or liability into a floating rate. For that SEK uses interest rate swaps, or a proportion of interest rate swaps, swapping fixed to floating interest rates.

SEK’s granting of credits and a large portion of its borrowing can take place in the currency of the borrower’s and investor’s choice. It is therefore seldom that borrowing and lending are made in the same currency and therefore directly balance each other. Differences in exposures to individual currencies that exist between different transactions are fully matched with the aid of various derivatives, primarily currency swaps. It is SEK’s objective to mitigate the risk of changes in fair value due to changes in FX- and interest rates. For example, converting a fixed interest rate in a financial asset or liability into a variable rate financial asset or liability denominated in SEK’s functional currency Skr. For that, SEK uses cross currency interest rate swap or a proportion of these swaps, swapping fixed to floating interest rates in Skr.

Since the 2010s, there is an ongoing reform to replace or amend benchmark interest rates such as LIBOR and other interbank offered rates (“IBOR”). SEK's exposure that is directly affected by the reference interest rate reform is primarily its lending contracts with floating interest rates, its lending and borrowing contracts at fixed interest rates that are hedged to floating interest rates as well as currency swaps to floating interest rates. The main floating interest rate exposures relate to USD LIBOR, STIBOR and EURIBOR.GBP LIBOR , CHF LIBOR and JPY LIBOR are not expected to be offered after December 31, 2021. For USD LIBOR, the most common maturities are expected to no longer be offered after June 30, 2023. However, agencies encourage banks to cease entering into new contracts that use USD LIBOR as a reference rate as soon as possible and in any event by December 31, 2021. For EURIBOR and STIBOR, no such end date has been communicated,but the general opinion is that these will continue to exist in the next few years.

SEK currently has financial contracts referencing USD LIBOR, EURIBOR and STIBOR which extend beyond June 2023. SEK has been working since 2018 to prepare the company for the reference interest rate reform.The work is conducted in project form and includes changes in systems, processes, agreements, pricing and risk models. SEK continues to monitor the development of new market standards and relevant interest groups to ensure an orderly transition to the new reference rates. In applying the amendments to IFRS 9, SEK has made the assumption in assessing the financial relationship between hedged items and hedging instruments that no fallback clauses will be triggered by the reference interest rate reform.

For more disclosures regarding SEK’s hedge accounting, see Note 29 Risk and Capital Management, Consolidated Statement of Changes in Equity, Note 1 Significant accounting policies, and Note 4 Net results of financial transactions.

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange-rate, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-rate-related contracts. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.

SEK uses derivatives to hedge risk exposure inherent in financial assets and liabilities. Derivatives are measured at fair value by using market quoted rates where available. If market quotes are not available, valuation models are used. SEK uses models to adjust the net exposure fair value for changes in counter-parties’ credit quality. The models used include both directly observable and non-observable market parameters.

The majority of SEK’s derivative contracts are what are known as OTC (over the counter) derivatives, i.e., derivative contracts that are not transacted on an exchange. SEK’s derivative transactions that are not transacted on an exchange are entered into under ISDA Master Netting Agreements. In general, under such agreements the amounts owed by each counterparty in respect of all transactions outstanding in the same currency under the agreement are aggregated into a single net amount payable by one party to the other. In certain circumstances, for example when a credit event such as a default occurs and all outstanding transactions under the agreement are terminated, the termination value is assessed and only a single net amount is due or payable in settlement of all transactions. SEK endeavors to only enter into derivatives transactions with counterparties in jurisdictions where such netting is enforceable when such events occur.

The above ISDA arrangements do not meet the criteria for offsetting in the Statement of Financial Position. This is because such agreements create a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of SEK or the counterparties. In addition, SEK and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

The ISDA Master Netting Agreements are complemented by supplementary agreements providing for the collateralization of counterparty exposure. SEK receives and accepts collateral in the form of cash. Such collateral is subject to the standard industry terms of an ISDA Credit Support Annex (CSA).

The disclosures set out in the tables below include financial assets and financial liabilities that are subject to an enforceable master netting arrangement or similar agreement that cover similar financial instruments. SEK only enters into derivative transactions that are subject to enforceable master netting agreements or similar agreements. Derivative assets and derivative liabilities in relation to central clearing counterparties are offset in the Statement of Financial Position.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2021	Dec 31, 2020
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	10,059	9,912
Amounts offset in the Statement of Financial Position	-1,640	-2,349
Net amounts of financial assets-presented in the Statement of -Financial Position	8,419	7,563
Amounts subject to an enforceable master netting arrangement or -similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,262	-2,354
Cash collateral received	-3,500	-2,502
Net amount	1,657	2,707

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2021	Dec 31, 2020
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	16,369	27,744
Amounts offset in the Statement of Financial Position	-1,640	-2,349
Net amounts of financial liabilities presented in the Statement of Financial Position	14,729	25,395
Amounts subject to an enforceable master netting arrangement or -similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,262	-2,354
Cash collateral paid	-9,528	-20,172
Net amount	1,939	2,869